Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

21. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 240 months and are renewable upon negotiation. Rental expenses were $23,033,850, $28,223,879, and $31,761,708, for the years ended December 31, 2013, 2014 and 2015, respectively. Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2015 were as follows:

Year Ended December 31	Amount
$
2016	25,197,159
2017	20,302,682
2018	12,546,811
2019	7,565,448
2020	6,627,977
Then thereafter	40,118,505

Total	112,358,582

(b) Properties payment commitments

As of December 31, 2015, the Group had a commitment of $2,556,211 for properties to be held for sales within one year.

As of December 31, 2015, the Group had a commitment of $13,007,441 for an office building which will be used as offices by a subsidiary of the Group and is payable within one year.

(c) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations. The Group also assessed all currently pending matters and concluded that the possibility of an asset had been impaired or a liability had been incurred at the date of the financial statements was remote.

The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group recognized carried interest income of nil, $5,386,412 and nil for the years ended December 31, 2013, 2014 and 2015, respectively. The Group did not have any clawback obligations as of December 31, 2014 and 2015.